FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
4.    FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
4.1.Financial risks management
4.1.1.Overview
As a result of its activities, the Company is exposed to various financial risks, which are managed in accordance with the Financial Risk Management, Counterparty and Issuer Risk, Debt, Derivative and Cash Management Policies (“Financial Policies”) approved at the Board of Directors’ meeting.
The main factors considered by Management are:
(i)Liquidity;
(ii)Credit;
(iii)Exchange rate;
(iv)Interest rate;
(v)Fluctuations of commodity prices; and
(vi)Capital.
Management are focused on generating consistent and sustainable results over time, however, arising from external risk factors, unintended levels of volatility can influence the Company’s cash flow and income statement.
The Company has policies and procedures for managing market risk which aims to:
(i)Reduce, mitigate or transfer exposure with the aim of protecting the Company’s cash flow and assets against fluctuations in the market prices of raw material and products, exchange rates and interest rates, price and adjustment indices (“market risk”) or other assets or instruments traded in liquid or illiquid markets to which the value of the assets, liabilities and cash flow are exposed;
(ii)Establish limits and instruments with the purpose of allocating the Company’s cash to financial institutions falling within acceptable credit risk exposure parameters; and
(iii)Optimize the process of contracting financial instruments for protection against exposure to risk, drawing on natural hedges and correlations between the prices of different assets and markets, avoiding any waste of funds for inefficient transactions. All financial transactions entered into by the Company aim to protect existing exposures, with the assumption of new risks being prohibited, except those arising from its operating activities.
Hedging instruments are contracted exclusively for hedging purposes and are based on the following terms:
(i)Protection of cash flow against currency mismatches;
(ii)Protection of revenue flows for debt settlement and interest payments against fluctuations in interest rates and currencies; and
(iii)Protection against fluctuations in the prices of pulp and other supplies related to production.
The Treasury team is responsible for identification, evaluating and seeking protection against possible financial risks. The Board of Directors approves financial policies that establish the principles and guidance for global risk management, the areas involved in these activities, the use of derivative and non-derivative financial instruments, and the allocation of a cash surplus.
The Company only uses the most liquid financial instruments, and:
(i)Does not enter into leveraged transactions or other forms of embedded options that change the purpose of protection (hedge);
(ii)Does not have double-indexed debt or other forms of implied options; and
(iii)Does not have any transactions requiring margin deposits or other forms of collateral for counterparty credit risk.
The Company does not use hedge accounting. Therefore, gains and losses from derivative operations are fully recognized in the statements of income, as disclosed in Note 27.
4.1.2.Classification
All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

	Note	December 31, 2023	December 31, 2022

Assets
Amortized cost
Cash and cash equivalents	5	8,345,871	9,505,951
Trade accounts receivable	7	6,848,454	9,607,012
Dividends receivable	11		7,334
Other assets (1)		737,222	931,173
		15,931,547	20,051,470
Fair value through other comprehensive income
Investments - Celluforce	14.1	23,606	24,917
		23,606	24,917

Fair value through profit or loss
Derivative financial instruments	4.5.1	4,430,454	4,873,749
Marketable securities	6	13,267,286	7,965,742
		17,697,740	12,839,491
		33,652,893	32,915,878
Liabilities
Amortized cost
Trade accounts payable	17	5,572,219	6,206,570
Loans, financing and debentures	18.1	77,172,692	74,574,591
Lease liabilities	19.2	6,243,782	6,182,530
Liabilities for assets acquisitions and subsidiaries	23	187,187	2,062,322
Dividends and interest on own capital payable		1,316,528	5,094
Other liabilities (1)		116,716	147,920
		90,609,124	89,179,027
Fair value through profit or loss
Derivative financial instruments	4.5.1	2,436,072	4,846,795
		2,436,072	4,846,795
		93,045,196	94,025,822
		59,392,303	61,109,944

(1)Does not include items not classified as financial instruments.
4.1.3.Fair value of loans and financing
The financial instruments are recognized at their contractual amounts. Derivative financial instrument agreements, used exclusively for hedging purposes, are measured at fair value.
In order to determine the market values of financial instruments traded in public and liquid markets, the market closing prices were used at the balance sheet dates. The fair values of interest rate and index swaps are calculated based on the present value of their future cash flow, discounted at the current interest rates available for transactions with similar remaining terms to maturity. This calculation is based on the quotations of B3 and ANBIMA for interest rate transactions in Brazilian Reais, and the Federal Reserve Bank of New York and Bloomberg for Secured Overnight Financing Rate (“SOFR”) transactions. The fair value of forward or forward exchange agreements is determined using the forward exchange rates prevailing at the balance sheet dates, in accordance with B3 prices.
In order to determine the fair values of financial instruments traded in over-the-counter or unliquidated markets, a number of assumptions and methods based on normal market conditions and not for liquidation or forced sale, are used at each balance sheet date, including the use of option pricing models such as Garman-Kohlhagen, and estimates of discounted future cash flow. The fair value of agreements for the fixing of oil bunker prices is obtained based on the Platts index.
The results of the trading of financial instruments are recognized at the closing or contract dates, where the Company undertakes to buy or sell these instruments. The obligations arising from the contracting of financial instruments are eliminated from the financial statements only when these instruments expire or when the risks, obligations and rights arising therefrom are transferred.
The estimated fair values of loans and financing are set forth below:

	Yield used to discount/ methodology	December 31, 2023	December 31, 2022

Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	38,703,379	40,309,832
Estimated present value
In foreign currency
Export credits (“Prepayment”)	SOFR	17,783,760	17,724,315
Assets Financing	SOFR	278,107	138,644
IFC - International Finance Corporation	SOFR	3,198,761
BNDES - Currency basket	DI 1		10,866
In local currency
BNDES – TJLP	DI 1	215,458	292,487
BNDES – TLP	DI 1	2,712,762	1,393,010
BNDES – Fixed	DI 1	3,903	21,656
BNDES – SELIC (“Special Settlement and Custody System”)	DI 1	686,798	575,129
Assets financing	DI 1	75,622
CRA (“Agribusiness Receivables Certificate”)	DI 1/IPCA		1,835,336
Debentures	DI 1	8,881,277	5,643,440
NCE (“Export Credit Notes”)	DI 1	110,396	1,384,396
NCR (“Rural Credit Notes”)	DI 1	2,228,806	294,089
Export credits (“Prepayment”)	DI 1	824,035	1,320,415
		75,703,064	70,943,615
The book values of loans and financing are disclosed in Note 18.
Management considers that, for its other financial assets and liabilities measured at amortized cost, their book values approximate their fair values, and therefore the fair value information is not being presented.
4.2.Liquidity risk management
The Company’s purpose is to maintain a strong cash and marketable securities position to meet its financial and operating commitments. The amount held in cash is intended to cover the expected outflows in the normal course of its operations, while the cash surplus is generally invested in highly liquid financial investments according to the Cash Management Policy.
The cash position is monitored by the Company’s Management, by means of management reports and participation in performance meetings with determined frequencies.
In the year ended December 31, 2023, the variations in cash and marketable securities were as expected, and the cash generated from operations was mostly used for investments and debt service.
All derivative financial instruments were traded over the counter and do not require deposit guarantee margins.
The remaining contractual maturities of financial liabilities are presented as of the balance sheet date.
The amounts as set forth below consist of undiscounted cash flow, and include interest payments and exchange rate variations, and therefore may not reconcile with the amounts disclosed in the balance sheet.

	December 31, 2023
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years

Liabilities
Trade accounts payable	5,572,219	5,572,219	5,572,219
Loans, financing and debentures	77,172,692	105,526,852	7,648,237	12,983,542	31,355,362	53,539,711
Lease liabilities	6,243,782	11,021,519	1,172,568	1,045,795	2,743,793	6,059,363
Liabilities for asset acquisitions and subsidiaries	187,187	215,891	94,948	18,314	87,520	15,109
Derivative financial instruments	2,436,072	2,801,258	66,433	1,278,953	1,191,014	264,858
Dividends and interest on own capital payable	1,316,528	1,316,528	1,316,528
Other liabilities	116,716	116,716	58,955	57,761
	93,045,196	126,570,983	15,929,888	15,384,365	35,377,689	59,879,041

	December 31, 2022
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years

Liabilities
Trade accounts payable	6,206,570	6,206,570	6,206,570
Loans, financing and debentures	74,574,591	105,341,912	6,823,274	7,899,772	39,476,527	51,142,339
Lease liabilities	6,182,530	11,053,487	1,050,947	992,379	2,668,855	6,341,306
Liabilities for asset acquisitions and subsidiaries	2,062,322	2,203,302	1,986,633	99,331	57,421	59,917
Derivative financial instruments	4,846,795	6,515,262	728,070	1,341,108	4,299,970	146,114
Dividends payable	5,094	5,094	5,094
Other liabilities	147,920	147,920	61,500	86,420
	94,025,822	131,473,547	16,862,088	10,419,010	46,502,773	57,689,676
4.3.Credit risk management
Related to the possibility of non-compliance with the counterparties’ commitments as part of a transaction. Credit risk is managed on a group basis and arises from cash equivalents, marketable securities, derivative financial instruments, bank deposits, Bank Deposit Certificates (“CDB”), fixed income box, repurchase agreements, letters of credit, insurance, receivable terms of customers, and advances to suppliers for new projects, among others.
4.3.1.Trade accounts receivable
The Company has commercial and credit policies aimed at mitigating any risks arising from defaults by its customers, mainly through contracting credit insurance policies, bank guarantees provided by first-tier banks, and collateral based on liquidity. Moreover, portfolio customers are subject to internal credit analysis aimed at assessing the risks regarding payment performance, both for exports and for domestic sales.
For customer credit assessment, the Company applies a matrix based on the analysis of qualitative and quantitative aspects to determine the individual credit limits to each customer according to the identified risks. Each analysis is submitted for approval according to an established hierarchy and, if applicable, for approval at a Management meeting and by the Credit Committee.
The risk classification of trade accounts receivable is set forth below:

	December 31, 2023	December 31, 2022

Low (1)	6,549,975	9,430,244
Average (2)	156,883	129,900
High (3)	173,558	67,977
	6,880,416	9,628,121

(1)Current and overdue up to 30 days.
(2)Overdue between 30 and 90 days.
(3)Overdue more than 90 days.
A portion of the amounts above does not consider the expected credit losses calculated based on the provision matrix of R$31,962 and R$21,109 as of December 31, 2023 and 2022, respectively.
4.3.2.Banks and financial institutions
The Company, in order to mitigate its credit risk, ensures its financial operations are diversified among banks, with a main focus on first-tier financial institutions classified as high-grade by the main risk rating agencies.
The book value of financial assets representing exposure to credit risk is set forth below:

	December 31, 2023	December 31, 2022

Cash and cash equivalents	8,345,871	9,505,951
Marketable securities	13,267,286	7,965,742
Derivative financial instruments (1)	4,199,982	4,833,330
	25,813,139	22,305,023

(1)Does not include the derivative embedded in a forest partnership agreement for the supply of standing wood, which is not a transaction with a financial institution.
The counterparties, mainly financial institutions, with whom the transactions are performed classified under cash and cash equivalents, marketable securities and derivatives financial instruments, are rated by the main ratings agencies. The risk ratings are set forth below:

	Cash and cash equivalents and marketable securities		Derivative financial instruments
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Risk rating (1)
AAA			878,241
AA-			1,007,537	47,681
A+			136,864	1,149,694
A			55,547	1,485,424
A-				1,095
brAAA	20,856,072	17,117,171	1,682,513	1,418,968
brAA+	511,589	1,173	439,280
brAA	6,565	133,030		730,468
brAA-	2,169	47
brA+		352
brA		17,595
brBBB-	3
brBB	1,132
brBB-	385	2,897
Others	235,242	199,428
	21,613,157	17,471,693	4,199,982	4,833,330

(1)We use the Brazilian Risk Ratings issued by the agencies Fitch Ratings, Standard & Poor’s and Moody’s.
4.4.Market risk management
The Company is exposed to several market risks, mainly related to fluctuations in exchange rate variations, interest rates, inflation rates and commodity prices that could affect its results and financial situation.
To mitigate the impacts, the Company has processes to monitor its exposure and policies that could support the implementation of risk management.
These policies establish the limits and the instruments to be implemented for the purpose of:
(i)Protecting cash flow due to currency mismatch;
(ii)Mitigating exposure to interest rates;
(iii)Reducing the impacts of fluctuations in commodity’s prices; and
(iv)Changes to debt indexes.
Market risk management involves the identification, assessment and implementation of the strategy, with the effective contracting of adequate financial instruments.
4.4.1.Exchange rate risk management
The fundraising, financing and currency hedging policies of the Company are guided by the fact that a substantial part of the net revenue arises from exports with prices negotiated in US Dollars, while a substantial part of the production costs are in Brazilian Reais. This structure allows the Company to enter into export financing arrangements in US Dollars, and to reconcile the financing payments with the cash flow of receivables from sales in foreign markets, using the international bond market as an important portion of its capital structure, and providing a natural cash hedge for these commitments.
Moreover, the Company enter into US Dollar sales transactions in the futures markets, including strategies involving options, to ensure attractive levels of operating margins for a portion of revenue. Such transactions are limited to a percentage of the net surplus of foreign currency over an 24-month time horizon, and therefore are matched to the availability of currency for sale in the short term. The Company’s Board of Directors approved the contracting of extraordinary hedge, in addition to the policy mentioned above, for investments in the Cerrado Project, with a term of up to 36 months as of November 2021, in an amount of up to US$1,000,000. On July 27, 2022, the Board of Directors approved the expansion of the program, increasing the maximum amount (notional) to US$1,500,000, maintaining the previously established deadline. In order to provide transparency on the hedge program for the Cerrado Project, since December 31, 2021 the Company has started to prominently disclose the respective contracted operations.
The assets and liabilities that are exposed to foreign currency, substantially in U.S. Dollars, are set forth below:

	December 31, 2023	December 31, 2022

Assets
Cash and cash equivalents	6,432,557	8,039,218
Marketable securities	7,378,277	4,510,652
Trade accounts receivable	5,049,609	7,612,768
Derivative financial instruments	3,070,594	3,393,785
	21,931,037	23,556,423

Liabilities
Trade accounts payable	(1,625,011)	(2,030,806)
Loans and financing	(61,304,673)	(61,216,140)
Liabilities for asset acquisitions and subsidiaries	(127,598)	(2,053,259)
Derivative financial instruments	(1,867,882)	(4,698,323)
	(64,925,164)	(69,998,528)
	(42,994,127)	(46,442,105)
4.4.1.1.Sensitivity analysis – foreign exchange rate exposure – except for derivative financial instruments
For market risk analysis, the Company uses scenarios to evaluate both its asset and liability positions in foreign currency, and the possible effects on its results. The probable scenario represents the amounts recognized, as they reflect the conversion into Brazilian Reais on the balance sheet date (R$ to U.S.$ = R$4.8413).
This analysis assumes that all other variables, particularly interest rates, remain constant. The other scenarios considered the depreciation of the Brazilian Real against the U.S. Dollar at the rates of 25% and 50% before taxes.
The following table set forth the potential impacts:

	December 31, 2023
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Cash and cash equivalents	6,432,557	1,608,139	3,216,279
Marketable securities	7,378,277	1,844,569	3,689,139
Trade accounts receivable	5,049,609	1,262,402	2,524,805
Trade accounts payable	(1,625,011)	(406,253)	(812,506)
Loans and financing	(61,304,673)	(15,326,168)	(30,652,337)
Liabilities for asset acquisitions and subsidiaries	(127,598)	(31,900)	(63,799)
4.4.1.2.Sensitivity analysis – foreign exchange rate exposure – derivative financial instruments
The Company has sales operations in US$ in the futures markets, including strategies using options, to ensure attractive levels of operating margins for a portion of its revenue. These operations are limited to a percentage of the total exposure to US$ over a 24-month horizon, or to investments in the Cerrado Project, according to the extraordinary hedge described above, and are therefore pegged to the availability of ready-to-sell foreign exchange in the short term.
In addition to the transaction described above, the Company also taken out derivative instruments linked to the US$ and subject to exchange fluctuations, seeking to adjust the debt's currency indexation to the cash generation currency, as provided for in its financial policies.
For the calculation of the mark-to-market (“MtM”) price, the exchange rate of the last business day of the period is used. These market movements caused a positive impact on the mark-to-market position entered into by the Company.
This analysis below assumes that all other variables, particularly the interest rates, remain constant. The other scenarios considered the depreciation of the Brazilian Real against the US$ by 25% and 50%, before taxes, based on the base scenario on December 31, 2023.
The following table set out the possible impacts assuming these scenarios:

	December 31, 2023
	Effect on profit or loss
	Probable (base value)	Possible 25%	Remote 50%

Dollar/Real
Derivative financial instruments
Derivative options	1,968,337	(3,436,589)	(7,464,284)
Derivative swaps	(486,713)	(1,491,613)	(2,981,409)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	162,776	(596,284)	(1,192,682)
Embedded derivatives	230,471	(122,510)	(245,021)
NDF parity derivatives (1)	100,362	(22,715)	(47,331)
Commodity Derivatives	19,149	(8,721)	(14,295)

Dollar/Euro
Derivative financial instruments
NDF parity derivatives (1)	100,362	(337,711)	(675,423)
(1)Long positions at US$/EUR parity in order to protect the Capex cash flow of the Cerrado Project against the appreciation of the Euro.
4.4.2.Interest rate risk management
Fluctuations in interest rates could increase or reduce the costs of new loans and existing contracted operations.
The Company is constantly looking for alternatives for the use of financial instruments in order to avoid negative impacts on its cash flow due to fluctuations in interest rates in Brazil or abroad.
On July 1, 2023, loan contracts (in the amount of R$15,566,016) and derivatives (in the amount of R$15,150,974) began to be indexed by Secured Overnight Financing Rate (“SOFR”) (and no longer by London Interbank Offered Rate (“LIBOR”)), adopted as the new reference interest rate by capital market. The change in the interest rate did not have a material impact on the balances presented in the loan and financing and derivative instrument categories.
4.4.2.1.Sensitivity analysis – exposure to interest rates – except for derivative financial instruments
For its market risk analysis, the Company uses scenarios to evaluate the sensitivity of changes in operations impacted by the following rates: Interbank Deposit Rate (“CDI”), Long Term Interest Rate (“TJLP”), Special System for Settlement and Custody (“SELIC”) and SOFR, which could impact the results.
The probable scenario represents the amounts already booked, as they reflect Management’s best estimates.
This analysis assumes that all other variables, particularly exchange rates, will remain constant. The other scenarios considered a depreciation of 25% and 50% in market interest rates.
The following table set forth the possible impacts assuming these scenarios:

	December 31, 2023
	Effect on profit or loss
	Probable	Possible (25%)	Remote (50%)

CDI/SELIC
Cash and cash equivalents	1,784,313	(56,429)	(112,858)
Marketable securities	5,889,009	(186,240)	(372,480)
Loans and financing	8,686,026	274,696	549,391
TJLP
Loans and financing	250,474	4,383	8,767
SOFR
Loans and financing	19,670,956	265,337	530,673
4.4.2.2.Sensitivity analysis – exposure to interest rates – derivative financial instruments
This analysis assumes that all other variables remain constant. The other scenarios considered a depreciation of 25% and 50% in market interest rates.
The following table sets out the possible impacts of these assumed scenarios:

	December 31, 2023
	Effect on profit or loss
	Probable	Probable 25%	Remote 50%

CDI
Derivative financial instruments
Liabilities
Derivative options	1,968,337	(387,790)	(743,473)
Derivative swaps	(486,713)	(39,216)	(66,609)
SOFR
Derivative financial instruments
Liabilities
Derivative swaps	(486,713)	127,655	269,490
4.4.2.3.Sensitivity analysis to changes in the consumer price indices of the US economy
For the measurement of the probable scenario, the United States Consumer Price Index (“US-CPI”) was considered on December 29, 2023. The probable scenario was extrapolated considering a depreciation of 25% and 50% in the US-CPI to define the possible and remote scenarios, respectively.
The following table sets out the possible impacts:

	December 31, 2023
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	230,471	(30,667)	(63,157)
4.4.3.Commodity price risk management
The Company is exposed to commodity prices, mainly in the selling price of pulp in the international market. The dynamics of rising and falling production capacities in the global market and macroeconomic conditions may impact the Company´s operating results.
Through a specialized team, the Company monitors hardwood pulp prices and analyses future trends, adjusting the forecasts aimed at assisting with preventive measures to calculate the different scenarios. There is no sufficiently liquid financial market to mitigate the risk of a material portion of the Company’s operations. Hardwood pulp price protection instruments available on the market have low liquidity and low volume, and high levels of distortion in price formation.
The Company is also exposed to international oil prices, reflected in logistical costs for selling in the export market, and indirectly in the costs of other supply, logistics and service contracts. In such cases, the Company evaluates whether to contract derivative financial instruments to mitigate the risk of price variations in its results.
4.5.Derivative financial instruments
The Company determines the fair value of derivative contracts, which differ from the amounts realized in the event of early settlement due to bank spreads and market factors at the time of quotation. The amounts presented by the Company are based on an estimate using market factors and use data provided by third parties, measured internally and compared to calculations performed by external consultants and by counterparties.
The fair value does not represent an obligation to make an immediate disbursement or receipt of cash, given that such an effect will only occur on the dates of contractual fulfillment or upon the maturity of each transaction, when the result will be determined, depending on the case and on the market conditions on the agreed dates.
A summary of the methodologies used for the purpose of determining the fair value by type of instrument is presented below:
(i)Swaps: the future value of the asset and liability is estimated based on the cash flows projected using the market interest rate of the currency in which the tip of the swap is denominated. The present value of the US Dollar-denominated tip is measured using the discount based on the exchange coupon curve (the remuneration, in US Dollars, of the Reais invested in Brazil) and in the case of the R$-denominated tip, the discount is made using Brazil’s interest curve, being the future curve of the DI, considering the credit risk of both the Company and the counterparty. The exception is pre-fixed contracts x US$, for which the present value of the tip denominated in US$ is measured through a discount using the SOFR curve disclosed by Bloomberg. The fair value of the contract is the difference between these two points. Interest rate curves were obtained from B3.
(ii)Options (Zero Cost Collar): the fair value was calculated based on the Garman-Kohlhagen model, considering both the Company’s and the counterparty credit risk. Volatility information and interest rates are observable and obtained from the B3 exchange, and are used to calculate the fair values.
(iii)Non-deliverable forward (“NDF”) contracts: a projection of the future currency quote is made, using the exchange coupon curves and the future DI curve for each maturity. Next, the difference between this quotation and the rate at which the operation was contracted is verified, considering the credit risk of the Company and the counterparty. This difference is multiplied by the notional value of each contract, and brought to its present value based on the future DI curve. Interest rate curves were obtained from B3.
(iv)Swap US-CPI: liability cash flows are projected based on the US inflation curve US-CPI, obtained based on the implicit rates for inflation-linked US securities (Treasury Protected against Inflation – “TIPS”), disclosed by Bloomberg. Cash flows from the asset components are projected at the fixed rates implicit in the embedded derivatives. The fair value of an embedded derivative is the difference between the two components, adjusted to present value base on the curve of the exchange coupon obtained from B3.
(v)Swap VLSFO (marine fuel): a future projection of the asset price is made, using the future price curve disclosed by Bloomberg. Next, the difference between this projection and the rate at which the operation was contracted is verified, considering both of Company’s and the counterparty’s credit risk. This difference is multiplied by the notional value of each contract and adjusted to present value using the SOFR curve disclosed by Bloomberg.
The yield curves used to calculate the fair value as of December 31, 2023 are as set forth below:

Interest rate curves
Term	Brazil	United States of America	US Dollar coupon

1 month	11.65% p.a.	5.35% p.a.	2.54% p.a.
6 months	10.79% p.a.	5.15% p.a.	5.55% p.a.
1 year	9.99% p.a.	4.77% p.a.	5.58% p.a.
2 years	9.55% p.a.	4.16% p.a.	5.18%p.a.
3 years	9.66% p.a.	3.89% p.a.	4.99% p.a.
5 years	10.04% p.a.	3.76% p.a.	5.00% p.a.
10 years	10.33% p.a.	4.02% p.a.	5.74% p.a.
4.5.1.Outstanding derivatives by type of contract, including embedded derivatives
The positions of outstanding derivatives are set forth below:

	Notional value, net in U.S.$		Fair value in R$
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Instruments as part of protection strategy
Operational hedges
Zero Cost Collar	4,500,200	6,866,800	1,968,337	1,596,089
NDF (R$ x US$)	505,000	248,100	162,776	(2,474)
NDF (€ x US$)	262,088	544,702	100,362	161,055

Debt hedges
Swap SOFR to Fixed (US$)	2,555,626	3,200,179	741,492	1,052,546
Swap IPCA to CDI (notional in Brazilian Reais)	4,274,397	1,741,787	47,645	278,945
Swap IPCA to Fixed (US$)		121,003		(29,910)
Swap CDI x Fixed (US$)	1,025,000	1,863,534	(1,081,964)	(2,566,110)
Pre-fixed Swap to US$ (US$)	200,000	350,000	(203,045)	(503,605)
Swap CDI x SOFR (US$)	125,000		25,774
Swap SOFR to SOFR (US$)	150,961		(16,615)

Commodity Hedge
Swap US-CPI (US$) (1)	131,510	124,960	230,471	40,418
Zero Cost Collar (Brent)	163,100		(3,148)
Swap VLSFO/Brent	142,794		22,297
			1,994,382	26,954

Current assets			2,676,526	3,048,493
Non-current assets			1,753,928	1,825,256
Current liabilities			(578,763)	(667,681)
Non-current liabilities			(1,857,309)	(4,179,114)
			1,994,382	26,954

(1)The embedded derivative refers to a swap contract for the sale of price variations in United States Dollars and US-CPI within the term of a forest partnership with a standing wood supply contract.
The current contracts and the respective protected risks are set forth below:
(i)Swap CDI x Fixed US$: positions in conventional swaps exchanging the variation of the Interbank Deposit rate (“DI”) for a fixed rate in United States Dollars (“US$”). The objective is to change the debt indexed in Brazilian Reais to US$, in compliance with the Company's natural exposure to US$ receivables.
(ii)Swap IPCA x CDI (notional in Brazilian Reais): positions in conventional swaps exchanging the variation of the Amplified Consumer Price Index (“IPCA”) for the DI rate. The objective is to change the debt indexed in reais, in compliance with the Company's cash position in Brazilian Reais, which is also indexed to DI.
(iii)Swap IPCA x Fixed US$: positions in conventional swaps exchanging the variations of the IPCA for a fixed rate in US$. The objective is to change the debt indexed in Brazilian Reais to US$, in compliance with the Company's natural exposure to US$ receivables.
(iv)Swap SOFR x Fixed US$: positions in conventional swaps exchanging a post-fixed rate (SOFR) for a fixed rate in US$. The objective is to protect the cash flow against changes in the US interest rate.
(v)Pre-Fixed Swap R$ x Fixed US$: positions in conventional swaps of a fixed rate in Reais for a fixed rate in US$. The objective is to change the exposure of debts in Brazilian Reais to US$, in compliance with the Company's natural exposure to US$ receivables.
(vi)SOFR x SOFR Swap: swap position exchanging a fixed rate added to SOFR for another fixed rate added to SOFR. The objective is to generate a fee discount for Prepayment with the banking institution, allowing for reversal mechanisms.
(vii)CDI x SOFR Swap: positions in conventional swaps exchanging the variation in the Interbank Deposit rate (“DI”) for a post-fixed rate (“SOFR”) in United States Dollars (“US$”). The objective is to change the debt index in reais to US$, aligning with the natural exposure of the Company's US$ receivables and capturing a lower cost of debt through the fluctuation of SOFR rate projections.
(viii)Swap Fixed(US$) x SOFR: positions in conventional swaps exchanging a pre-fixed rate in US$ for a post-fixed rate (SOFR) also in US$. The objective is to capture a lower cost of debt by fluctuating SOFR rate projections.
(ix)Zero-Cost Collar: positions in an instrument that consists of the simultaneous combination of a purchase of put options and the sale of call options in US$, with the same principal amount and maturity, with the objective of protecting the cash flow of exports. Under this strategy, an interval is established where there is no deposit or receipt of financial margin at the option maturity. The objective is to protect the cash flow of exports against the depreciation of the Brazilian Real.
(x)Non-Deliverable Forward contracts (“NDF”): short positions in US$ futures contracts with the objective of protecting the cash flow from exports against the depreciation of the Brazilian Real.
(xi)Swap US-CPI: The embedded derivative refers to the swap contracts for selling price variations in US$ and the US-CPI in forest partnership with a standing wood supply contract.
(xii)Non-Deliverable Forward contracts: EUR and US$: call positions at EUR/US$ parity to protect the Capex cash flow of the Cerrado project against the appreciation of the Euro.
(xiii)Swap Very Low Sulphur Fuel Oil / Brent (“VLSFO”): Long positions in oil, aimed at hedging logistical costs related to maritime freight contracts and costs of other oil derivatives against the increase in oil prices.
(xiv)Zero Cost Collar (Brent): positions in an instrument that consists of the simultaneous combination of buying call options and selling put options for oil - Brent, with the same principal value and maturity, with the objective of protecting input costs oil derivates. In this strategy, an interval is established where there is no deposit or receipt of financial margin at the expiration of the options. The objective is to protect costs against rising oil prices.
The variation in the fair values of derivatives on December 31, 2023 compared to the fair values measured on December 31, 2022 are explained substantially by the appreciation of the Brazilian Real against the US Dollar and by settlements during the year.
There were also impacts caused by the variations in the pre fixed, foreign exchange coupon and SOFR curves in the operations.
It is important to highlight that the outstanding agreements on December 31, 2023 are over-the-counter market operations, without any type of collateral margin or forced early settlement clause due to variations from market marking.
4.5.2.Fair value by maturity schedule

	December 31, 2023	December 31, 2022

2024	2,097,763	2,380,812
2025	233,073	297,156
2026	(574,871)	(1,225,193)
2027 onwards	238,417	(1,425,821)
	1,994,382	26,954
4.5.3.Outstanding assets and liabilities derivatives positions
The outstanding derivatives positions are set forth below:

	Notional value			Fair value
	Currency	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Debt hedges
Assets
Swap CDI to Fixed (US$)	R$	3,898,011	7,081,545	223,776	617,835
Swap Pre-Fixed to US$	R$	738,800	1,317,226		45,329
Swap SOFR to Fixed (US$)	US$	2,555,626	3,200,000	1,104,984	1,052,546
Swap IPCA to CDI	IPCA	4,320,471	2,041,327	161,542	427,417
Swap IPCA to US$	IPCA		610,960
Swap CDI to SOFR (US$)	R$	644,850		32,560
Swap SOFR to SOFR (US$)	US$	150,961		6,681
				1,529,543	2,143,127
Liabilities
Swap CDI to Fixed (US$)	US$	1,025,000	1,863,534	(1,305,740)	(3,183,945)
Swap Pre-Fixed to US$	US$	200,000	350,000	(203,045)	(548,934)
Swap SOFR to Fixed (US$)	US$	2,555,626	3,200,000	(363,492)
Swap IPCA to CDI	R$	4,274,397	1,741,787	(113,897)	(148,472)
Swap IPCA to US$	US$		121,003		(29,910)
Swap CDI to SOFR (US$)	US$	125,000		(6,786)
Swap SOFR to SOFR (US$)	US$	150,961		(23,296)
				(2,016,256)	(3,911,261)
				(486,713)	(1,768,134)
Operational hedge
Zero Cost Collar (US$ x R$)	US$	4,500,200	6,866,800	1,968,337	1,596,089
NDF (R$ x US$)	US$	505,000	248,100	162,776	(2,474)
NDF (€ x US$)	US$	262,088	544,702	100,362	161,055
				2,231,475	1,754,670
Commodity hedge
Swap US-CPI (standing wood) (1)	US$	131,510	124,960	230,471	40,418
Zero Cost Collar (Brent)	US$	163,100		(3,148)
Swap VLSFO/Brent	US$	142,794		22,297
				249,620	40,418
				1,994,382	26,954

(1)The embedded derivative refers to the swap contracts for selling price variations in US$ and the US-CPI in forest partnership with a standing wood supply contract.
4.5.4.Fair value settled amounts
The settled derivatives positions are set forth below:

	December 31, 2023	December 31, 2022

Operational hedge
Zero Cost Collar (R$ x US$)	2,987,953	718,618
NDF (R$ x US$)	155,458	8,301
NDF (€ x US$)	84,332	7,113
	3,227,743	734,032
Commodity hedge
Swap VLSFO/other	80,516
	80,516
Debt hedge
Swap CDI to Fixed (US$)	(438,417)	(261,570)
Swap IPCA to CDI (Brazilian Reais)	256,683	(5,180)
Swap IPCA to Fixed (US$)	21,139	171
Swap Pre-Fixed to US$	(104,827)	54,128
Swap CDI to SOFR (US$)	7,729
Swap SOFR to Fixed (US$)	508,720	(239,356)
	251,027	(451,807)
	3,559,286	282,225
4.6.Fair value hierarchy
Financial instruments are measured at fair value, which considers the fair value as the price that would be received from selling an asset or paid to transfer a liability in an unforced transaction between market participants at the measurement date.
Depending on the inputs used for measurement, the financial instruments at fair value may be classified into three hierarchical levels:
(i)Level 1 – Based on quoted prices (unadjusted) for identical assets or liabilities in active markets. A market is considered active if it trades frequently and at a sufficient volume to provide pricing information immediately and continuously, usually obtained from a commodity and stock exchange, pricing service or regulatory agency, and if the prices represent actual market transactions, which occur regularly on a commercial basis;
(ii)Level 2 – Based on the prices quoted in active markets for similar assets or liabilities, the prices quoted for identical or similar assets or liabilities in non-active markets, evaluation models for which inputs are observable , such as rates of interest and yield curves, credit volatilities and spreads, and market corroborated information. Assets and liabilities classified in this category are measured based on the discounted cash flow and interest accrual, respectively, for derivative financial instruments and marketable securities. The observable inputs include interest rates and curves, volatility factors and foreign exchange rates; and
(iii)Level 3 – Based on unquoted data for assets and liabilities, where the Company applies the income approach technique using the discounted cash flow model. The observable inputs used are the IMA, discount rate and eucalyptus average gross sales price.
For the year ended December 31, 2023, there were no changes between the levels of hierarchy and no transfers between levels 2 and 3.

	December 31, 2023
	Level 2	Level 3	Total

Assets
At fair value through profit or loss
Derivative financial instruments	4,430,454		4,430,454
Marketable securities	13,267,286		13,267,286
	17,697,740		17,697,740

At fair value through other comprehensive income
Other investments - CelluForce		23,606	23,606
		23,606	23,606

Biological assets		18,278,582	18,278,582
		18,278,582	18,278,582
Total assets	17,697,740	18,302,188	35,999,928

Liabilities
At fair value through profit or loss
Derivative financial instruments	2,436,072		2,436,072
	2,436,072		2,436,072
Total liabilities	2,436,072		2,436,072

	December 31, 2022
	Level 2	Level 3	Total

Assets
At fair value through profit or loss
Derivative financial instruments	4,873,749		4,873,749
Marketable securities	7,965,742		7,965,742
	12,839,491		12,839,491

At fair value through other comprehensive income
Other investments - CelluForce		24,917	24,917
		24,917	24,917

Biological assets		14,632,186	14,632,186
		14,632,186	14,632,186
Total assets	12,839,491	14,657,103	27,496,594

Liabilities
At fair value through profit or loss
Derivative financial instruments	4,846,795		4,846,795
	4,846,795		4,846,795
Total liabilities	4,846,795		4,846,795
4.7.Cybersecurity
Suzano has a Public Information Security Policy, which aims to establish guidelines regarding cyber security management and controls at Suzano, seeking to mitigate vulnerabilities, preserve and protect assets, mainly information and personal data, in accordance with current laws, regulations and contractual obligations, covering the confidentiality, integrity, availability, authenticity and legality of information. The Policy establishes responsibilities to avoid damages, which may represent financial impacts, image and reputation, exposure of information, interruption of operations, among other damages due to cyber-attacks.
In the year ended December 31, 2023, no material incidents associated with cybersecurity were identified that could affect the confidentiality, integrity and/or availability of the systems used by the Company.
4.8.Climate change
4.8.1.Risks linked to climate change and the sustainability strategy
In view of the nature of the Company’s operations, there is inherent exposure to risks related to climate change.
The Company’s assets, notably biological assets, which are measured at fair value (Note 13), property, plant and equipment (Note 15) and intangible assets (Note 16), may be impacted by climate change, the risks of which were evaluated in the context of preparation of financial statements. For the year ended December 31, 2022, Management considered the main risk data and assumptions highlighted below:
(i)Possible impacts on the determination of fair value in biological assets due to: Effects of climate change, such as temperature rises and scarcity of water resources, could impact some of the assumptions used in accounting estimates related to the Company’s biological assets, as follow:
•Loss of biological assets due to fires and impacts arising from the greater presence and resistance of pests and other forest diseases favored by the gradual increase in temperature;
•Reduction in productivity and expected growth (“IMA”) due to reduced availability of water resources in river basins and other atypical weather events such as droughts, frosts and torrential rains; and
•Interruptions to the production chain due to adverse weather events.
(ii)Scarcity of water resources in the industry: although our units are efficient in the use of water, there are contingency plans for all units affected by possible water shortages and action plans to confront the water crisis in critical regions.
(iii)Structural changes in society and their impacts on business, such as:
•Regulatory and legal: arising from changes in the Brazilian and/or international scope that require capital investment in new technologies and/or operating costs. Among the expected topics are carbon pricing, customs carbon taxation, trade barriers and/or commercial restrictions related to businesses’ alleged contributions, even if indirect, to the intensification of climate change, which increase the risk of litigation;
•Technological: arising from the emergence of improvements and innovations towards an economy with greater energy efficiency and lower carbon. Suzano should continue investing in R&D to reduce greenhouse gas emissions;
•Markets: arising from changes to the supply of and demand for certain products and services as climate-related issues begin to be considered in decision-making. The market should increasingly prioritize the reduction of carbon emissions and more sustainable business practices, which may lead to a drop in demand and revenue for Suzano’s disposable products and an increase in demand for renewable forests and other sustainable products; and
•Reputational: related to the perceptions of customers and society in general regarding the positive or negative contribution of an organization to a low carbon economy.
4.8.2.Compliance with contractual clauses related to sustainability in debt securities and sustainable loans (Sustainability Linked Bonds - “SLB” and Sustainability Linked Loans – “SLL”)
The Company issued debt securities and loans linked to sustainability performance targets ("Sustainability Performance Targets - SPT") related to the reduce the intensity of our greenhouse gas emissions, reduce the intensity of water capture for use in industrial processes and increase the percentage of women in leadership positions by December 31, 2025. Non-compliance with these targets may generate future increases in the cost of said debts, as provided for in the respective contracts.
In 2020, the company issued its first bond based on the SLB Principles. In 2021, Suzano issued two additional Sustainability Linked bonds that, for the first time, were linked to something other than an environmental or social target: a diversity, equity and inclusion target. Its first Sustainability Linked Loan (SLL) was contracted in 2021 and, in 2022, the company obtained a new loan with the International Finance Corporation (IFC) following the guidelines of the SLL Principles.
4.8.3.Climate risk management
The Company has a structure dedicated to corporate risk management, including risks related to climate change, with its own methodologies, tools and processes aimed at ensuring the identification, assessment and treatment of its main short, medium and long-term risks. This allows the continuous monitoring of risks and their eventual impacts, control of the variables involved, and the definition and implementation of mitigating measures, which aim to reduce the identified exposures. The Company’s assessment of the potential physical impacts of climate change, as well as those arising from the transition to a low carbon economy is carried out on an ongoing basis, and will continue to evolve.
4.8.4.Opportunities linked to climate change and the sustainability strategy
4.8.4.1.Biomas
As disclosed in Note 1.2.6, Suzano and five other global companies created Biomas with objective of restoring, conserving and preserving native forests in Brazil.
The initiative aims to restore and protect, over a period of 20 years, native forest in some of Brazil´s most valuable ecosystems, such as the Amazon, Atlantic Forest and Cerrado biomes – The area is equivalent to the territory of Switzerland or the state of Rio de Janeiro, in Brazil.
The initiative aims to promote a sustainable business model from a financial perspective, enabling each restoration, conservation, and preservation projects to be viable through the commercialization of carbon credits, as removals and avoided emissions, reducing tons of CO2e from the atmosphere.
The first stage will involve the identification and prospecting of areas, promoting nurseries for the large-scale production of native trees, engaging local communities in Biomas activities, discussing the application of the project in public areas, partnering with carbon certification platforms and implementing pilot projects.
4.8.4.2.Production of wood-based textile fiber
In May 2023, Woodspin, located in Finland, inaugurated the first factory producing sustainable, recyclable and fully biodegradable textile fiber from responsibly grown wood, the result of the joint venture between Spinnova and Suzano. This new type of fabric was developed to replace less sustainable materials used in many products. This unit will be used for market development and technology improvement.
For the construction and operation of textile fiber projects, Woodspin uses Suzano's microfibrillated cellulose (MFC) as raw material.
4.8.4.3.Securities with clauses related to sustainability
As disclosed in note 4.8.2, Suzano has Sustainability Linked Bonds (SLB) and Sustainability Linked Loan (SLL) linked to environmental performance indicators associated with a goal to reduce greenhouse gases, intensity the capture of water resources, and aspects of diversity and inclusion, evidencing the Company's commitment as part of the solution to the global climate crisis and in convergence with the implementation of its long-term goal. These funding linked to sustainability goals allow differentiated rates.
4.9.Capital management
The main objective is to strengthen the Company’s capital structure, aiming to maintain an appropriate level of financial leverage while mitigating risks that could affect the availability of capital for business development.
The Company continuously monitors significant indicators, such as consolidated financial leverage, which is the ratio of total net debt to adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“Adjusted EBITDA”).